Income Tax - Schedule of changes in deferred tax liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities [line items]
Net deferred tax liabilities at beginning of the fiscal year	$ 11,146,938	$ 1,062,726
Profit / (Loss) for deferred taxes recognized in the statement of income	4,947,508	(10,084,212)
Net deferred tax liabilities at fiscal year end	$ 6,199,430	$ 11,146,938